Schedule I FINANCIAL INFORMATION OF PARENT COMPANY (Details 2) (USD $)	Dec. 31, 2011	Dec. 31, 2010
FINANCIAL INFORMATION OF PARENT COMPANY
Ordinary shares, par value (in dollars per share)	$ 0.01	$ 0.01
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	180,839,781	180,071,575
SUNTECH POWER HOLDINGS CO., LTD.
FINANCIAL INFORMATION OF PARENT COMPANY
Ordinary shares, par value (in dollars per share)	$ 0.01	$ 0.01
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	180,839,781	180,071,575